Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect:

Note 27. Future Impact of Recently Issued Accounting Standards not yet in Effect:

The Company has not applied the following standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 Leases, with which it introduces a unique accounting lease model for tenants. The tenant recognizes an asset by right of use that represents the right to use the underlying asset and a lease liability that represents the obligation to make lease payments.

The transition considerations required to be taken into account by the Company by the modified retrospective approach that it will use to adopt the new IFRS 16 involve recognizing the cumulative effect of the adoption of the new standard as from January 1, 2019. For this reason, the financial information will not be reestablished by the exercises to be presented (exercises completed as of December 31, 2017 and 2018). Likewise, as of the transition date to IFRS 16 (January 1, 2019), the Company has elected to apply the practical dossier of “Grandfather” and continue to consider as contracts for leasing those that qualified as such under the previous accounting rules “IAS 17 – Leases” and “IFRIC 4 – Determination of whether a contract contains a lease”. In addition, the Company elected to not recognize assets and liabilities for short-term leases (ie leases of 12 months or less) and leases of low-value assets. Furthermore, the Company has decided to apply the standard to the remaining terms for leased asset and liability balance at the adoption date.

The Company performed a qualitative and quantitative assessment of the impacts that the adoption of IFRS 16 will originate in its consolidated financial statements. The evaluation includes, among others, the following activities:

•	Detailed analysis of the leasing contracts and the characteristics of the same that would cause an impact in the determination of the right of use and the financial liabilities.
•	Identification of the exceptions provided by IFRS 16 that may apply to the Company;
•	Identification and determination of costs associated with leasing contracts;
•	Identification of currencies in which lease contracts are denominated;
•	Analysis of renewal options and improvements to leased assets, as well as amortization periods;
•	Analysis of the accounting requirements of IFRS 16 and the impacts of the same in internal processes and controls; and
•	Analysis of the interest rate used in determining the present value of the lease payments of the different assets for which a right of use must be recognized.

The main impacts are derived from the recognition of lease arrangements as rights of use and liabilities to make such payments. In addition, the linear operating lease expense is replaced by a depreciation expense for the right to use the assets and the interest expense of the lease liabilities that will be recognized at present value.

Based on the analysis carried out by the Company, the operations of Mexico, Brazil and Colombia are those that would be significantly affected by the adoption, due to the number of leases that will be in force at the date of adoption of the IFRS 16, as well as the significant length of time period at which the lease contracts are in force.

At the adoption date, the Company estimates it will recognize a right-of-use asset in the range of 0.75% - 1.00% of total assets at December 31, 2018 and a corresponding amount of lease liability for all its lease arrangements in the consolidated financial statement. The final amount will be determined when the Company issues its first financial statements after the adoption date.

As of December 31, 2018, the consolidated and business unit level accounting policies regarding lease recognition under IFRS 16 have been modified and submitted for approval of the Audit Committee of the Company, with the purpose of fully implementation as of January 1, 2019, which it will establish the new basis of accounting for leases. Similarly, the Company has analyzed and evaluated the aspects related to internal control derived from the adoption, ensuring internal control environment is appropriate for financial reporting purposes once the standard have been adopted. Also, the presentation requirements represent a significant change from current practice and a significant increase of disclosures required in the consolidated financial statements and its notes. During 2018, the Company developed and tested appropriate systems, internal controls, policies and procedures necessary to collect and disclose the information required.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

i)	Whether an entity considers uncertain tax treatments separately

ii)	The assumptions an entity makes about the examination of tax treatments by taxation authorities

iii)	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

iv)	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Company is still in the process of quantifying the impact of the adoption of the IFRIC 23 in the consolidated financial statements.

Amendments to IFRS 9: Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments should be applied retrospectively and are effective from 1 January 2019, with earlier application permitted. These amendments have no impact on the consolidated financial statements of the Company.

Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

• Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to re-measure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event

• Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to re-measure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss.

An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement.

Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income.

The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period that begins on or after 1 January 2019, with early application permitted.

These amendments will apply only to any future plan amendments, curtailments, or settlements of Coca-Cola FEMSA.

Amendments to IAS 28: Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.

The amendments should be applied retrospectively and are effective from 1 January 2019, with early application permitted. The Company does not expect the amendments to have a significant impact on its consolidated financial statements.

Annual Improvements 2015-2017 Cycle (issued in December 2017)

These improvements include:

• IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including re-measuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer re-measures its entire previously held interest in the joint operation.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments will apply on future business combinations of Coca-Cola FEMSA.

• IFRS 11 Joint Arrangements

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3.

The amendments clarify that the previously held interests in that joint operation are not re-measured.

An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments are currently not applicable to Coca-Cola FEMSA but may apply to future transactions.

• IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its consolidated financial statements.

• IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its consolidated financial statements.